Angel Oak Mortgage Trust 2019-5 ABS-15G

Exhibit 99.7

Client Name:	Angel Oak
Client Project Name:	AOMT 2019-5
Start - End Dates:	2/15/2019 - 4/26/2019
Deal Loan Count:	10

Conditions Report 2.0

Loans in Report:	10
Loans with Conditions:	10

18- Total Active Conditions
1 - Material Conditions
1 - Property Valuations Review Scope
1 - Category: Value
17 - Non-Material Conditions
17 - Compliance Review Scope
1 - Category: Federal Consumer Protection
1 - Category: Repayment Ability
6 - Category: RESPA
3 - Category: State Consumer Protection
6 - Category: TILA/RESPA Integrated Disclosure
25 - Total Satisfied Conditions

12 - Credit Review Scope
3 - Category: Application
2 - Category: Assets
2 - Category: Credit/Mtg History
1 - Category: DTI
1 - Category: Income/Employment
2 - Category: Insurance
1 - Category: LTV/CLTV
5 - Property Valuations Review Scope
5 - Category: Appraisal
8 - Compliance Review Scope
1 - Category: Compliance Manual
1 - Category: Right of Rescission
4 - Category: Texas Home Equity
2 - Category: TILA/RESPA Integrated Disclosure
4 - Total Waived Conditions

4 - Credit Review Scope
2 - Category: Assets
1 - Category: Income/Employment
1 - Category: LTV/CLTV

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